Fair values of financial assets and liabilities - Schedule of Level 3 Derivative Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	£ 22,356
At 1 January, derivative liabilities	(20,149)
Exchange and other adjustments	73	£ 53	£ (85)
At 31 December, derivative assets	24,065	22,356
At 31 December, derivative liabilities	(21,676)	(20,149)
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	422
At 1 January, derivative liabilities	(444)
At 31 December, derivative assets	741	422
At 31 December, derivative liabilities	(422)	(444)
Derivative assets £m | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	422	553
Exchange and other adjustments	(15)	(8)
Gains (losses) recognised in the income statement within other income	11	(104)
Purchases (additions)	5	19
(Sales) redemptions	(29)	(38)
Transfers into the level 3 portfolio	347	0
At 31 December, derivative assets	741	422	553
Gains (losses) recognised in the income statement within other income	(11)	104
Derivative assets £m | Level 3 £m | Other £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Gains (losses) recognised in the income statement within other income	(12)	72
Gains (losses) recognised in the income statement within other income	12	(72)
Derivative liabilities £m | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative liabilities	(444)	(608)
Exchange and other adjustments	7	5
Gains (losses) recognised in the income statement within other income	(7)	111
Purchases (additions)	(4)	(15)
(Sales) redemptions	53	63
Transfers into Level 3 of fair value hierarchy, liabilities	(27)	0
At 31 December, derivative liabilities	(422)	(444)	£ (608)
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	7	(111)
Derivative liabilities £m | Level 3 £m | Other £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Gains (losses) recognised in the income statement within other income	7	(76)
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	£ (7)	£ 76